Intangible Assets	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Intangible Assets [Abstract]
INTANGIBLE ASSETS
5.	INTANGIBLE ASSETS

The following table summarizes the Company’s intangible assets:

	March 31, 2025	June 30, 2024
	$	$
Intellectual property	1,736,420	1,736,420
Patents	1,191,000	1,191,000
Intangible assets	2,927,420	2,927,420
Less: accumulated amortization	(1,266,311)	(1,144,222)
Intangible assets, net	1,661,109	1,783,198

Acquired intellectual property is recorded at cost and is amortized on a straight-line basis over 18 years. Acquired patents consist of patents related to the development of cannabinoid analogs. This intangible asset is being amortized over an estimated useful life of 18 years. As of March 31, 2025, the definite-lived intangible assets had a weighted average estimated remaining useful life of approximately 11 years.

Amortization expense on intangible assets for the three months ended March 31, 2025 and 2024 was $40,103 and $40,993 respectively. Amortization expense on intangible assets for the nine months ended March 31, 2025 and 2024 was $122,089 and $122,531 respectively. The Company expects amortization expense to be incurred over the next five years as follows:

Year ending June 30,	$
2025 (remaining)	40,657
2026	162,746
2027	162,746
2028	162,746
2029	162,746
Thereafter	969,468
Total	1,661,109

5.	INTANGIBLE ASSETS

The following table summarizes the Companies intangible assets:

	June 30, 2024	June 30, 2023
	$	$

Intellectual property	1,736,420	1,736,420
Patents	1,191,000	1,191,000
Intangible assets	2,927,420	2,927,420
Less: accumulated amortization	(1,144,222)	(981,141)
Intangible assets, net	1,783,198	1,946,279

Acquired intellectual property is recorded at cost and is amortized on a straight-line basis over 18 years. Acquired patents consist of patents related to the development of cannabinoid analogs. This intangible asset is being amortized over an estimated useful life of 18 years. As at June 30, 2024, the definite-lived intangible assets had a weighted average estimated remaining useful life of approximately 11 years.

Amortization expense on intangible assets for the year ended June 30, 2024 and 2023 was $171,858 and $159,228 respectively. The Company expects amortization expense to be incurred over the next five years as follows:

Twelve months ending June 30,	$

2024	162,746
2025	162,746
2026	162,746
2027	162,746
2028	162,746
Thereafter	969,468
Total	1,783,198